Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
September 30, 2023
CII-NPRT1-1123
1.808775.119
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.9%
Entertainment - 4.8%
Netflix, Inc. (a)	146,185	55,199
Universal Music Group NV	2,591,731	67,634
Warner Music Group Corp. Class A	1,275,446	40,049
		162,882
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	1,320,794	172,839
Epic Games, Inc. (a)(b)(c)	2,244	1,397
		174,236
TOTAL COMMUNICATION SERVICES		337,118
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	465,500	14,342
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	992,369	126,150
Dollarama, Inc.	26,400	1,819
MercadoLibre, Inc. (a)	24,801	31,445
		159,414
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	199,653	27,394
Booking Holdings, Inc. (a)	6,858	21,150
Flutter Entertainment PLC (a)	143,751	23,485
Kura Sushi U.S.A., Inc. Class A (a)	51,863	3,429
		75,458
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	3,320,224	1
Specialty Retail - 1.4%
Floor & Decor Holdings, Inc. Class A (a)(d)	117,802	10,661
TJX Companies, Inc.	429,039	38,133
		48,794
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	24,617	18,582
Samsonite International SA (a)(e)	5,975,123	20,525
		39,107
TOTAL CONSUMER DISCRETIONARY		337,116
CONSUMER STAPLES - 1.6%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	30,100	11,725
Monster Beverage Corp.	571,303	30,250
		41,975
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	61,915	8,950
Kenvue, Inc.	75,200	1,510
		10,460
TOTAL CONSUMER STAPLES		52,435
ENERGY - 4.1%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	530,861	18,750
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	321,600	53,373
New Fortress Energy, Inc. (d)	226,089	7,411
Range Resources Corp.	598,311	19,391
Reliance Industries Ltd.	1,222,943	34,537
Southwestern Energy Co. (a)	875,600	5,648
		120,360
TOTAL ENERGY		139,110
FINANCIALS - 5.0%
Banks - 0.0%
HDFC Bank Ltd. (a)	71,414	1,310
Capital Markets - 1.1%
CME Group, Inc.	188,657	37,773
Financial Services - 2.3%
Apollo Global Management, Inc.	38,100	3,420
Jio Financial Services Ltd.	1,481,343	4,125
MasterCard, Inc. Class A	160,196	63,423
One97 Communications Ltd. (a)	285,800	2,952
Rocket Companies, Inc. (a)(d)	553,618	4,529
		78,449
Insurance - 1.6%
Arthur J. Gallagher & Co.	129,484	29,513
BRP Group, Inc. (a)	337,843	7,848
Marsh & McLennan Companies, Inc.	81,017	15,418
		52,779
TOTAL FINANCIALS		170,311
HEALTH CARE - 16.8%
Biotechnology - 6.4%
2seventy bio, Inc. (a)(d)	34,400	135
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	678,800	170
rights (a)(c)	678,800	75
Affimed NV (a)(d)	251,902	120
Alnylam Pharmaceuticals, Inc. (a)	128,866	22,822
Arcellx, Inc. (a)	24,570	882
Arrowhead Pharmaceuticals, Inc. (a)	6,600	177
Beam Therapeutics, Inc. (a)	39,300	945
BioMarin Pharmaceutical, Inc. (a)	75,600	6,689
Blueprint Medicines Corp. (a)	20,200	1,014
Cytokinetics, Inc. (a)	85,863	2,530
Evelo Biosciences, Inc. (a)(d)	9,380	37
Galapagos NV sponsored ADR (a)	196,745	6,798
Gamida Cell Ltd. (a)(d)	996,121	1,026
Gamida Cell Ltd. warrants 4/21/28 (a)	182,600	73
Genmab A/S (a)	13,700	4,850
Hookipa Pharma, Inc. (a)	454,700	280
Immunocore Holdings PLC ADR (a)	80,789	4,193
Insmed, Inc. (a)	308,106	7,780
Legend Biotech Corp. ADR (a)	78,368	5,264
Regeneron Pharmaceuticals, Inc. (a)	37,252	30,657
Repligen Corp. (a)	79,919	12,708
Sarepta Therapeutics, Inc. (a)	27,300	3,309
Seagen, Inc. (a)	119,142	25,276
Seres Therapeutics, Inc. (a)	161,000	383
Synlogic, Inc. (a)	29,513	83
Vertex Pharmaceuticals, Inc. (a)	220,653	76,730
Vor Biopharma, Inc. (a)	246,895	523
XOMA Corp. (a)	147,500	2,078
		217,607
Health Care Equipment & Supplies - 2.0%
Axonics Modulation Technologies, Inc. (a)	68,400	3,839
Boston Scientific Corp. (a)	966,765	51,045
Inspire Medical Systems, Inc. (a)	31,600	6,271
Lantheus Holdings, Inc. (a)	35,700	2,480
Penumbra, Inc. (a)	24,100	5,830
		69,465
Health Care Providers & Services - 2.7%
HealthEquity, Inc. (a)	499,150	36,463
UnitedHealth Group, Inc.	105,982	53,435
		89,898
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	159,100	4,116
Simulations Plus, Inc. (d)	43,467	1,813
		5,929
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	28,700	3,209
Bio-Techne Corp.	119,299	8,121
Bruker Corp.	227,123	14,150
Charles River Laboratories International, Inc. (a)	55,607	10,898
Codexis, Inc. (a)	584,001	1,104
Danaher Corp.	66,714	16,552
Sartorius Stedim Biotech	47,012	11,233
Thermo Fisher Scientific, Inc.	40,411	20,455
		85,722
Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc. (a)	89,364	612
AstraZeneca PLC sponsored ADR	279,915	18,956
Eli Lilly & Co.	148,716	79,880
Nuvation Bio, Inc. (a)	119,094	160
Revance Therapeutics, Inc. (a)	242,847	2,785
		102,393
TOTAL HEALTH CARE		571,014
INDUSTRIALS - 13.0%
Electrical Equipment - 1.5%
Bloom Energy Corp. Class A (a)(d)	46,373	615
Eaton Corp. PLC	196,183	41,842
HD Hyundai Electric Co. Ltd.	14,800	726
Hubbell, Inc. Class B	28,848	9,041
		52,224
Ground Transportation - 3.8%
Uber Technologies, Inc. (a)	2,786,118	128,134
Industrial Conglomerates - 1.5%
General Electric Co.	463,278	51,215
Machinery - 2.0%
Energy Recovery, Inc. (a)	135,800	2,880
Ingersoll Rand, Inc.	535,296	34,109
Parker Hannifin Corp.	56,121	21,860
Westinghouse Air Brake Tech Co.	88,385	9,393
		68,242
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	166,111	16,148
Professional Services - 2.8%
Equifax, Inc.	231,019	42,318
KBR, Inc.	633,562	37,342
TransUnion Holding Co., Inc.	208,939	15,000
		94,660
Trading Companies & Distributors - 0.9%
Ferguson PLC	194,146	32,132
TOTAL INDUSTRIALS		442,755
INFORMATION TECHNOLOGY - 38.8%
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd. (a)	962,629	25,972
Jabil, Inc.	196,900	24,985
		50,957
IT Services - 2.1%
Gartner, Inc. (a)	36,254	12,457
MongoDB, Inc. Class A (a)	101,385	35,065
Shopify, Inc. Class A (a)	218,551	11,926
Snowflake, Inc. (a)	88,118	13,462
		72,910
Semiconductors & Semiconductor Equipment - 13.1%
Aixtron AG	349,675	12,873
Allegro MicroSystems LLC (a)	161,213	5,149
Arm Holdings Ltd. ADR (d)	31,300	1,675
ASML Holding NV (depository receipt)	26,267	15,462
BE Semiconductor Industries NV	188,300	18,514
eMemory Technology, Inc.	18,757	1,178
KLA Corp.	42,500	19,493
Marvell Technology, Inc.	138,000	7,470
Monolithic Power Systems, Inc.	21,707	10,029
NVIDIA Corp.	551,513	239,903
NXP Semiconductors NV	145,354	29,059
Silicon Laboratories, Inc. (a)	4,800	556
SiTime Corp. (a)	136,021	15,540
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	571,682	49,679
Universal Display Corp.	124,090	19,481
		446,061
Software - 17.8%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,014,955	2,487
Confluent, Inc. (a)(d)	584,375	17,303
HubSpot, Inc. (a)	50,056	24,653
Manhattan Associates, Inc. (a)	118,151	23,354
Microsoft Corp.	1,471,182	464,524
NICE Ltd. sponsored ADR (a)	61,239	10,411
Oracle Corp.	475,065	50,319
ServiceNow, Inc. (a)	20,974	11,724
Volue A/S (a)	490,946	998
		605,773
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	848,381	145,251
TOTAL INFORMATION TECHNOLOGY		1,320,952
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(d)	225,159	1,936
TOTAL COMMON STOCKS (Cost $2,238,430)		3,372,747

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	423	451
Series A2 (b)(c)	77	82
		533
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	75,700	291
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	250,763	614
Series D (b)(c)	1,768,998	4,334
		4,948
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	50,974	1,234
Series C3 (a)(b)(c)	63,718	1,543
Series C4 (a)(b)(c)	18,303	443
Series C5 (a)(b)(c)	36,887	893
		4,113
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,775)		9,885

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 6% (b)(c)(g) (Cost $1,908)	1,908	1,908

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	19,568,080	19,572
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	46,184,995	46,190
TOTAL MONEY MARKET FUNDS (Cost $65,762)		65,762

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,320,875)	3,450,302
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(48,886)
NET ASSETS - 100.0%	3,401,416

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,794,000 or 0.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,525,000 or 0.6% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	1,654

ASAPP, Inc. Series D	8/29/23	6,831

Blu Investments LLC	5/21/20	6

Canva, Inc. Series A	9/22/23	451

Canva, Inc. Series A2	9/22/23	82

ElevateBio LLC Series C	3/09/21	318

Epic Games, Inc.	3/29/21	1,986

Evolent Health, Inc.	3/28/23	4,614

Illuminated Holdings, Inc. Series C2	7/07/20	1,274

Illuminated Holdings, Inc. Series C3	7/07/20	1,912

Illuminated Holdings, Inc. Series C4	1/08/21	659

Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Illuminated Holdings, Inc. 6%	6/14/23 - 9/27/23	1,909

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	44,138	110,825	135,391	266	-	-	19,572	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,191	83,625	59,626	76	-	-	46,190	0.2%
Total	66,329	194,450	195,017	342	-	-	65,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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